Reconciliation of unrecognized tax benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Beginning Balance	$ 13.4	$ 19.5
Unrecognized Tax Benefits Increases Resulting From Current Period Tax Positions	1.2	1.1
Unrecognized Tax Benefits Increases Resulting From Prior Period Tax Positions	0.9	0
Reduction as a result of lapse of statute of limitations	(5.7)	(6.3)
Unrecognized Tax Benefits, Decreases Resulting from Current Period Tax Positions	0	(0.2)
Unrecognized Tax Benefits Decreases Resulting From Prior Period Tax Positions	0	(0.7)
Unrecognized Tax Benefits Decreases Resulting From Settlements With Taxing Authorities	0	0
Ending Balance	$ 9.8	$ 13.4